Fair Value Measurement - Credit Adjustments Reflected on Balance Sheet (Details 5) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Credit adjustments [Abstract]
Derivative receivables balance	$ 77,383	$ 80,481
Derivatives CVA	(4,075)	(4,362)
Derivative payables	63,668	69,219
Derivatives DVA	(836)	(882)
Structured notes balance	55,005	53,139
Structured notes DVA	$ (1,318)	$ (1,153)